UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Global Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 92.0%
Security	Shares	Value
Airlines — 0.3%
Air France-KLM	7,000	$289,924
		$289,924
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$225,907
		$225,907
Automobiles — 0.5%
Toyota Motor Corp.	8,000	$462,772
		$462,772
Banks and Money Services — 0.2%
VTB Bank OJSC GDR, Reg S(1)	24,000	$225,360
		$225,360
Beverages — 2.1%
Diageo PLC ADR	5,000	$427,100
Fomento Economico Mexicano SA de CV ADR	21,000	731,640
Heineken Holding NV	6,500	357,154
InBev NV	6,000	493,043
		$2,008,937
Biotechnology — 1.6%
Celgene Corp.(1)	15,800	$1,014,518
Genzyme Corp.(1)	8,000	499,280
		$1,513,798
Capital Markets — 3.1%
Deutsche Bank AG(2)	2,000	$248,000
E*Trade Financial Corp.(1)	66,000	1,028,280
Invesco PLC ADR(2)	17,000	419,730
LYXOR ETF CAC 40	6,000	475,883
UBS AG	15,000	785,789
		$2,957,682
Chemicals — 1.2%
Agrium, Inc.	12,000	$546,480
BASF AG ADR(2)	4,500	594,405
		$1,140,885

Security	Shares	Value
Commercial Banks — 5.9%
Anglo Irish Bank Corp. PLC	16,000	$298,863
Australia and New Zealand Banking Group, Ltd.	15,000	354,329
Banco Bilbao Vizcaya Argentaria SA ADR(2)	20,000	464,400
Banco Itau Holding Financeira SA ADR(2)	4,742	206,419
Banco Santander Central Hispano SA ADR(2)	47,000	858,690
Bank of Ireland	18,000	332,211
Barclays PLC ADR	16,000	793,600
BNP Paribas SA	4,500	472,730
DBS Group Holdings, Ltd.	53,000	696,809
Erste Bank	5,500	399,661
Societe Generale	2,200	353,527
Woori Finance Holdings Co., Ltd. ADR(2)	7,050	488,918
		$5,720,157
Communications Equipment — 4.7%
BigBand Networks, Inc.(1)(2)	238	$2,404
CommScope, Inc.(1)	9,000	509,400
Nokia Oyj ADR	22,000	723,360
Research In Motion, Ltd.(1)	25,292	2,160,190
Riverbed Technology, Inc.(1)(2)	26,800	1,189,920
		$4,585,274
Computer Peripherals — 0.6%
Apple, Inc.(1)	3,900	$540,072
		$540,072
Construction & Engineering — 3.5%
Fluor Corp.	7,500	$953,625
Foster Wheeler, Ltd.(1)	15,500	1,835,820
Vinci SA	8,000	567,633
		$3,357,078
Construction Materials — 0.4%
Lafarge Malayan Cement Berhad	900,000	$420,793
		$420,793
Consumer Finance — 0.7%
Orix Corp.	3,000	$636,250
		$636,250
Containers & Packaging — 0.6%
Owens-Illinois, Inc.(1)	15,000	$603,300
		$603,300

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Diversified Financial Services — 1.5%
Fortis	7,000	$256,757
ING Groep NV ADR	28,400	1,141,396
		$1,398,153
Diversified Telecommunication Services — 2.5%
BT Group PLC ADR	19,000	$1,211,440
France Telecom SA ADR	14,000	424,480
Koninklijke KPN NV	48,000	750,040
		$2,385,960
Electric Utilities — 2.2%
E.ON AG ADR(2)	18,600	$1,041,228
Enel SPA	60,000	620,430
Scottish and Southern Energy PLC	17,000	487,322
		$2,148,980
Electrical Equipment — 0.6%
ABB, Ltd., ADR	20,000	$493,200
Solaria Energia y Medio Ambiente SA(1)	4,839	117,554
		$610,754
Electronic Equipment & Instruments — 0.6%
Ibiden Co., Ltd.	6,300	$535,773
		$535,773
Energy Equipment & Services — 2.3%
Acergy SA ADR(2)	38,500	$1,016,015
Diamond Offshore Drilling, Inc.	7,500	788,700
Tenaris SA ADR(2)	9,000	422,370
		$2,227,085
Food & Staples Retailing — 0.9%
Shoppers Drug Mart Corp.	14,200	$714,933
Susser Holdings Corp.(1)	11,721	196,561
		$911,494
Food Products — 2.2%
Nestle SA	2,400	$1,046,537
Pilgrim's Pride Corp.	27,000	1,095,930
		$2,142,467
Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$233,415
		$233,415

Security	Shares	Value
Health Care Providers & Services — 0.9%
DaVita, Inc.(1)	4,600	$264,592
Henry Schein, Inc.(1)	10,200	593,538
		$858,130
Hotels, Restaurants & Leisure — 0.9%
Cheesecake Factory, Inc. (The)(1)(2)	12,500	$311,625
Scientific Games Corp., Class A(1)(2)	15,000	523,350
		$834,975
Industrial Conglomerates — 1.4%
Keppel Corp., Ltd.	160,000	$1,343,479
		$1,343,479
Insurance — 1.4%
Axa ADR(2)	27,200	$1,093,168
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	259,249
		$1,352,417
Internet & Catalog Retail — 1.0%
Priceline.com, Inc.(1)(2)	12,100	$1,004,058
		$1,004,058
Internet Software & Services — 3.6%
Akamai Technologies, Inc.(1)(2)	7,800	$251,316
Ariba, Inc.(1)	23,688	208,454
DealerTrack Holdings, Inc.(1)	5,000	191,000
Equinix, Inc.(1)(2)	3,000	265,530
Google, Inc., Class A(1)	2,947	1,518,442
SAVVIS, Inc.(1)	15,000	595,950
Skillsoft PLC ADR(1)	16,000	142,720
Switch & Data Facilities Co.(1)	17,035	294,365
		$3,467,777
IT Services — 1.0%
MasterCard, Inc., Class A(2)	3,350	$458,917
MoneyGram International, Inc.	21,696	461,474
		$920,391
Life Sciences Tools & Services — 0.4%
WuXi PharmaTech Cayman, Inc. ADR(1)(2)	15,000	$393,750
		$393,750

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Machinery — 2.2%
Atlas Copco AB, Class B	41,000	$652,799
Komatsu, Ltd.	32,000	982,090
Titan International, Inc.(2)	17,000	492,660
		$2,127,549
Marine — 0.2%
Cosco Corp., Ltd.	65,000	$215,291
		$215,291
Media — 1.4%
Central European Media Enterprises, Ltd., Class A(1)	1,214	$111,931
Comcast Corp., Class A(1)	16,650	434,399
CTC Media, Inc.(1)	1,027	23,621
Focus Media Holding, Ltd. ADR(1)(2)	5,193	209,122
Live Nation, Inc.(1)	8,400	173,880
Virgin Media, Inc.	18,000	428,400
		$1,381,353
Metals & Mining — 7.9%
Aber Diamond Corp.	4,836	$171,678
Anglo American PLC ADR	19,110	546,928
BHP Billiton, Ltd.	8,000	249,679
Companhia Vale do Rio Doce ADR	24,000	1,002,000
Gammon Gold, Inc.(1)	98,342	776,902
Golden Star Resources, Ltd.(1)	214,000	661,260
JSC MMC Norilsk Nickel ADR(2)	2,300	512,210
Rio Tinto PLC ADR(2)	4,400	1,209,120
Silver Wheaton Corp.(1)(2)	39,900	454,062
Teck Cominco, Ltd., Class B(2)	10,000	426,300
Thompson Creek Metals Co., Inc.(1)	92,000	1,547,176
Western Copper Corp.(1)	32,000	46,283
		$7,603,598
Multi-Utilities — 1.0%
RWE AG	8,400	$945,067
		$945,067
Office Electronics — 1.0%
Canon, Inc.	17,350	$989,261
		$989,261

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.9%
CNX Gas Corp.(1)(2)	11,000	$293,150
ConocoPhillips	11,900	974,491
Hess Corp.	30,700	1,884,059
Norsk Hydro ASA ADR	16,000	588,320
Petroleo Brasileiro SA ADR(2)	12,000	638,760
Quicksilver Resources, Inc.(1)(2)	17,000	679,150
Sibir Energy PLC	25,000	266,063
Total SA ADR	18,000	1,351,620
		$6,675,613
Personal Products — 1.3%
Herbalife, Ltd.	12,317	$522,857
Playtex Products, Inc.(1)	42,499	773,482
		$1,296,339
Pharmaceuticals — 4.7%
Abbott Laboratories	8,400	$436,044
Adams Respiratory Therapeutics, Inc.(1)(2)	5,000	192,800
Elan Corp. PLC ADR(1)	52,000	1,007,760
Ipsen SA	4,100	215,361
Novartis AG ADR(2)	8,000	421,200
Roche Holding AG	5,000	871,407
Shire PLC ADR	17,900	1,409,446
		$4,554,018
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management, Inc.	96,217	$1,355,698
MFA Mortgage Investments, Inc.	18,904	146,506
		$1,502,204
Road & Rail — 0.4%
Canadian Pacific Railway, Ltd.	6,000	$422,880
		$422,880
Semiconductors & Semiconductor Equipment — 1.7%
Atheros Communications, Inc.(1)(2)	18,800	$562,308
Cavium Networks, Inc.(1)(2)	480	13,459
MEMC Electronic Materials, Inc.(1)	17,100	1,050,282
		$1,626,049

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Software — 3.0%
Glu Mobile, Inc.(1)	1,000	$8,340
i2 Technologies, Inc.(1)(2)	37,000	587,560
Nintendo Co., Ltd.	4,000	1,839,101
UbiSoft Entertainment SA(1)	8,000	496,090
		$2,931,091
Specialty Retail — 0.5%
Lowe's Companies, Inc.(2)	16,800	$521,808
		$521,808
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)(2)	4,700	$277,488
		$277,488
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	17,000	$241,740
		$241,740
Tobacco — 2.6%
British American Tobacco PLC	15,000	$497,857
Loews Corp. - Carolina Group	26,435	2,012,232
		$2,510,089
Trading Companies & Distributors — 0.9%
Mitsubishi Corp.	30,000	$841,144
		$841,144
Wireless Telecommunication Services — 4.9%
Bouygues SA	3,000	$235,488
China Mobile, Ltd. ADR	7,500	508,425
Leap Wireless International, Inc.(1)	3,700	268,250
Millicom International Cellular SA(1)(2)	6,100	514,413
NII Holdings, Inc., Class B(1)	13,300	1,053,094
Philippine Long Distance Telephone Co. ADR	10,000	587,300
Rogers Communications, Inc., Class B(2)	13,600	615,808
Turkcell Iletisim Hizmetleri ADR	30,000	540,300
Vodafone Group PLC ADR(2)	12,000	388,800
		$4,711,878
Total Common Stocks (identified cost $69,484,383)		$88,831,707

Short-Term Investments — 21.6%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.54%(3)(4)	18,627	$18,627,207
Investment in Cash Management Portfolio, 5.00%(3)	2,246	2,245,735
Total Short-Term Investments (identified cost $20,872,942)		$20,872,942
Total Investments — 113.6% (identified cost $90,357,325)		$109,704,649
Other Assets, Less Liabilities — (13.6)%		$(13,119,937)
Net Assets — 100.0%		$96,584,712

ADR - American Depository Receipt

GDR - Global Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at August 31, 2007.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2007.

(4)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at August 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	53.5%	$51,645,301
Canada	8.9	8,543,952
United Kingdom	7.9	7,657,406
Japan	6.7	6,512,298
France	6.2	5,975,903
Switzerland	3.7	3,618,133
Germany	3.2	3,087,949
Singapore	2.3	2,255,579
Netherlands	2.3	2,248,590
Bermuda	2.0	1,947,752
Brazil	1.9	1,847,179
Ireland	1.8	1,781,554
Norway	1.7	1,604,335
Spain	1.5	1,440,644
China	1.2	1,111,298
Belgium	0.8	749,800
Russia	0.8	737,570
Mexico	0.8	731,640
Finland	0.8	723,360
Republic of Korea	0.8	722,333
Sweden	0.7	652,799
Italy	0.6	620,429
Australia	0.6	604,008
Philippines	0.6	587,300
Turkey	0.6	540,300
Luxembourg	0.5	514,413
Argentina	0.4	422,370
Malaysia	0.4	420,793
Austria	0.4	399,661
	113.6%	$109,704,649

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2007

Assets
Unaffiliated investments, at value including $18,062,814 of securities on loan (identified cost, $69,484,383)	$88,831,707
Affiliated investments, at value (identified cost, $20,872,942)	20,872,942
Cash	11,144
Receivable for investments sold	5,350,442
Dividends and interest receivable	201,195
Interest receivable from affiliated investment	22,606
Securities lending income receivable	4,701
Tax reclaims receivable	96,154
Total assets	$115,390,891
Liabilities
Collateral for securities loaned	$18,627,207
Payable to affiliate for investment advisory fee	56,945
Payable to affiliate for administration fee	19,903
Accrued expenses	102,124
Total liabilities	$18,806,179
Net Assets applicable to investors' interest in Portfolio	$96,584,712
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$77,234,690
Net unrealized appreciation (computed on the basis of identified cost)	19,350,022
Total	$96,584,712

Statement of Operations

For the Year Ended
August 31, 2007

Investment Income
Dividends (net of foreign taxes, $130,976)	$1,633,778
Interest	11,824
Securities lending income, net	22,926
Interest income allocated from affiliated investment	109,957
Expenses allocated from affliated investment	(10,298)
Total investment income	$1,768,187
Expenses
Investment adviser fee	$663,597
Administration fee	224,470
Trustees' fees and expenses	11,602
Custodian fee	176,650
Legal and accounting services	51,443
Miscellaneous	8,436
Total expenses	$1,136,198
Net investment income	$631,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,221,545
Foreign currency transactions	(44,254)
Net realized gain	$10,177,291
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$11,662,380
Foreign currency	(28)
Net change in unrealized appreciation (depreciation)	$11,662,352
Net realized and unrealized gain	$21,839,643
Net increase in net assets from operations	$22,471,632

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2007	Year Ended August 31, 2006
From operations — Net investment income	$631,989	$180,349
Net realized gain from investment and foreign currency transactions	10,177,291	14,215,221
Net change in unrealized appreciation (depreciation) from investments and foreign currency	11,662,352	(4,236,016)
Net increase in net assets from operations	$22,471,632	$10,159,554
Capital transactions — Contributions	$14,115,802	$17,151,580
Withdrawals	(23,318,279)	(26,340,045)
Net decrease in net assets from capital transactions	$(9,202,477)	$(9,188,465)
Net increase in net assets	$13,269,155	$971,089
Net Assets
At beginning of year	$83,315,557	$82,344,468
At end of year	$96,584,712	$83,315,557

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2007		2006		2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.28%		1.29	%(1)	1.29	%(1)	1.25%	1.24%
Expenses after custodian fee reduction	1.28%		1.29	%(1)	1.29	%(1)	1.25%	1.24%
Net investment income	0.70	%(2)	0.22%		0.40%		0.55%	0.35%
Portfolio Turnover	94%		186%		130%		164%	93%
Total Return	29.26%		13.43%		19.06%		5.42%	15.23%
Net assets, end of year (000's omitted)	$96,585		$83,316		$82,344		$86,617	$99,073

(1)  The investment advisers voluntarily waived a portion of their investment advisory fee (equal to 0.04% and less than 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(2)  Includes special dividends equal to 0.35% of average daily net assets.

See notes to financial statements

Global Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of common stocks of companies expected to grow in value over time. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2007, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

Global Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the

Global Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Pursuant to an investment sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle), a portion of the advisory fee for sub-advisory services provided to the Portfolio. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended August 31, 2007, the Portfolio's advisory fee totaled $673,464 of which $9,867 was allocated from Cash Management and $663,597 was paid or accrued directly by the Portfolio. In addition, an administration fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee at the annual rate of 0.25% of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2007, the administration fee was 0.25% of average daily net assets and amounted to $224,470. Except as to the Trustees of the Portfolio who are not members of the Adviser's, Eagle's or EVM's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio who are not affiliated with BMR and Eagle may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2007, no significant amounts have been deferred.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $76,799,882 and $91,996,929, respectively, for the year ended August 31, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$90,400,087
Gross unrealized appreciation	$20,945,444
Gross unrealized depreciation	(1,640,882)
Net unrealized appreciation	$19,304,562

The net unrealized appreciation on foreign currency and foreign currency transactions at August 31, 2007 on a federal income tax basis was $2,698.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the unused portion of the line of credit was reduced to 0.07%.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are

Global Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2007, there were no outstanding obligations under these financial instruments.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $196,809 for the year ended August 31, 2007. At August 31, 2007, the value of the securities loaned and the value of the collateral amounted to $18,062,814 and $18,627,207, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Global Growth Portfolio as of August 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Global Growth Portfolio (the "Portfolio") at August 31, 2007, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2007

Eaton Vance Global Growth Fund and Portfolio

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Fund and Portfolio effective upon completion of services related to the audit for the Fund's and Portfolio's 2007 fiscal year.

The reports of PricewaterhouseCoopers LLP on the Fund's and Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's and Portfolio's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's and Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund and Portfolio approved Deloitte & Touche LLP as the Fund's and Portfolio's independent registered public accounting firm for the fiscal year ending August 31, 2008. To the best of the Fund's and Portfolio's knowledge, for the fiscal years ended August 31, 2007 and August 31, 2006, and through October 15, 2007, the Fund and Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's and Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Global Growth Portfolio

Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-10/07   IASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2006 and August 31, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$35,800	$42,878

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,400	$6,800

All Other Fees(3)	$0	$0

Total	$42,200	$49,678

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                 All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended August 31, 2006 and the fiscal year ended August 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	8/31/06	8/31/07

Registrant	$6,125	$6,800

Eaton Vance(1)	$83,416	$60,399

Total	$89,541	$67,199

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 11, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 11, 2007